October 7, 2009

via EDGAR

Rebecca Marquigny
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549-4644

RE:	Principal Variable Contracts Funds, Inc.
Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A
File Numbers. 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to create two new series: the Diversified Balanced Account and the Diversified Growth Account. These two series will offer Class 2 shares. Pursuant to Release No. 33-6510 (February 15, 1984), the Registrant requests that the Amendment receive selective review.

The amendment incorporates by reference the prospectus and statement of additional information, each dated May 1, 2009, included in Post-Effective Amendment No. 69 to the registration statement on Form N-1A filed on April 27, 2009 pursuant to paragraph (a) of Rule 485 and the prospectus and statement of additional information, each dated August 25, 2009, included in Post-Effective Amendment No. 71 to the registration statement on Form N-1A filed on August 20, 2009 pursuant to paragraph (b) of Rule 485. This amendment also incorporates by reference the supplements to the prospectus dated and filed May 4, 2009, May 21, 2009, June 19, 2009, August 25, 2009, and September 18, 2009 and supplements to the statement of additional information dated and filed June 19, 2009, August 25, 2009, and September 21, 2009 pursuant to Rule 497.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Attorney